Operating Lease (Details) - Schedule of weighted average remaining lease terms and discount rates	Sep. 30, 2022	Mar. 31, 2022
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1 year 11 months 8 days	2 years 5 months 15 days
Weighted average discount rate	5.00%	5.00%